EQUITY - Warrants Outstanding (Details) - Warrant - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Warrants Outstanding
Balance at the beginning	6,091,298	110,107	1,519,602
Granted		5,985,591	1,100,609
Forfeited			(3,132)
Exercised	(25,000)	(4,400)	(1,516,010)
Balance at the end	6,066,298	6,091,298	110,107
Warrants Exercisable
Balance at the beginning	6,091,298	110,107	1,519,602
Granted		5,985,591	1,100,609
Forfeited			(3,132)
Exercised	(25,000)	(4,400)	(1,516,010)
Balance at the end	6,066,298	6,091,298	110,107
Weighted Average Exercise Price
Balance at the beginning	$ 2.28	$ 11.60	$ 1.76
Granted		2.11	1.48
Balance at the end	$ 2.29	$ 2.28	$ 11.60
Granted		5 years	5 years
Average remaining contractual life	3 years 9 months 21 days	4 years 3 months 25 days	4 years 1 month 2 days	3 years 2 months 15 days